                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21024

             Active Assets Institutional Government Securities Trust
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: June 30, 2008

Date of reporting period: December 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Active Assets Institutional Government Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended December 31, 2007

MARKET CONDITIONS

Throughout most of the fiscal period under review, the majority of home sales and housing-related statistics were consistently lower than expected. New home sales for the month of November reached the lowest level since April 1995. U.S. economic growth, as measured by gross domestic product (GDP), rose 4.9 percent in the third quarter of 2007, well above the 3.8 percent posted during the second quarter. Despite the strong third-quarter GDP growth, the unemployment rate rose slightly for the six-month period. High energy costs, volatile financial markets and weak housing conditions all contributed to a decline in consumer confidence during the period.

Financial markets grew increasingly volatile during the reporting period as the fallout from the troubles in the subprime mortgage sector spread across the broader fixed income and lending markets. Citing deteriorating financial market conditions and the negative impact that tighter credit conditions could have in restraining economic growth, the Federal Open Market Committee (the "Fed") reduced its federal funds target rate 50 basis points in September, with additional reductions of 25 basis points in both October and December. At its December 11 meeting, the Fed noted that strains in financial markets increased in recent weeks and that incoming data suggested economic growth was slowing. On December 12, seeking to further improve credit market liquidity, the Fed announced the creation of a Term Auction Facility (TAF) whereby term funds would be auctioned to depository institutions against a wide variety of collateral. TAF auctions are likely to continue for as long as credit market conditions warrant.

PERFORMANCE ANALYSIS

As of December 31, 2007, Active Assets Institutional Government Securities Trust had net assets of approximately $1.85 billion and an average portfolio maturity of 35 days. For the six-month period ended December 31, 2007, the Fund provided a total return of 2.49 percent. For the seven-day period ended December 31, 2007, the Fund provided an effective annualized yield of 4.38 percent and a current yield of 4.29 percent, while its 30-day moving average yield for December was 4.43 percent. Past performance is no guarantee of future results.

Our strategy in managing the Fund remained consistent with our long-term focus on preservation of capital and liquidity. We attempt to manage the Fund conservatively by purchasing high-quality Federal Agency obligations and overnight repurchase agreements. In mid-to-late December, we took advantage of year-end funding pressures and broker-dealer balance sheet constraints to purchase two- and three-month discount notes. Due to substantial asset growth experienced over the past six months, we maintained the Fund's weighted average maturity shorter than usual.


There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION
U.S. Government
  Agencies -- Discount Notes       45.5%
U.S. Government
  Agencies -- Floating Rate Notes  24.0
Repurchase Agreements              18.1
U.S. Government
  Agencies -- Debenture Bonds      12.4




MATURITY SCHEDULE
  1 - 30 Days                      69.3%
 31 - 60 Days                      16.6
 61 - 90 Days                       6.4
 91 - 120 Days                      1.5
121+ Days                           6.2



Data as of December 31, 2007. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.


INVESTMENT STRATEGY

THE FUND INVESTS AT LEAST 80 PERCENT OF ITS ASSETS IN HIGH QUALITY, SHORT-TERM U.S. GOVERNMENT SECURITIES. IN SELECTING INVESTMENTS, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY

THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.



HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 869-NEWS, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE



As a shareholder of the Fund, you incur ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/07 - 12/31/07.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                     BEGINNING          ENDING        EXPENSES PAID
                                                   ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                   -------------    -------------    --------------
                                                                                       07/01/07 -
                                                      07/01/07         12/31/07         12/31/07
                                                   -------------    -------------    --------------
Actual (2.49% return)..........................      $1,000.00        $1,024.90           $0.92
Hypothetical (5% annual return before
  expenses)....................................      $1,000.00        $1,024.30           $0.92



---------
 * Expenses are equal to the Fund's annualized expense ratio of 0.18% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Active Assets Institutional Government Securities Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)


                                               ANNUALIZED
PRINCIPAL                                         YIELD
AMOUNT IN                                      ON DATE OF          MATURITY
THOUSANDS             DESCRIPTION               PURCHASE             DATES              VALUE
------------------------------------------------------------------------------------------------
           U.S. Government Agencies - Discount Notes (45.4%)
 $832,226  Federal Home Loan Banks.........   3.15 - 5.07%    01/02/08 - 03/19/08   $831,424,876
    7,845  Federal National Mortgage
             Assoc. .......................       4.30            03/12/2008           7,780,017
                                                                                    ------------
           Total U.S. Government Agencies - Discount Notes  (Cost $839,204,893)..    839,204,893
                                                                                    ------------
           U.S. Government Agencies - Floating Rate Notes (23.9%)
  113,750  Federal Farm Credit Banks.......   4.24 - 4.90+   01/02/08 - 11/14/08*    113,745,265
  278,900  Federal Home Loan Banks.........   4.22 - 5.12+   01/02/08 - 02/28/08*    278,947,674
   50,000  Freddie Mac.....................       4.67+           03/30/2008*         49,983,759
                                                                                    ------------
           Total U.S. Government Agencies - Floating Rate Notes (Cost
           $442,676,698).........................................................    442,676,698
                                                                                    ------------
           Repurchase Agreements (18.0%)
  202,650  BNP Paribas (dated 12/31/07;
             proceeds $202,700,663) (a)....       4.50             01/02/08          202,650,000
   30,000  BNP Paribas (dated 12/26/07;
             proceeds $30,026,833) (b).....       4.60             01/02/08           30,000,000
   20,000  BNP Paribas (dated 12/27/07;
             proceeds $20,019,444) (c).....       5.00             01/03/08           20,000,000
   20,000  BNP Paribas (dated 12/12/07;
             proceeds $20,057,500) (d).....       4.50             01/04/08           20,000,000
   20,000  BNP Paribas (dated 12/11/07;
             proceeds $20,078,667) (e).....       4.72             01/10/08           20,000,000
   10,000  Barclays Capital Inc. (dated
             07/18/07; proceeds
             $10,393,811) (f)..............       5.29             04/11/08           10,000,000
   10,000  Deutsche Bank Securities LLC
             (dated 11/29/07; proceeds
             $10,044,861) (g)..............       4.75             01/02/08           10,000,000
   10,000  Deutsche Bank Securities LLC
             (dated 10/15/07; proceeds
             $10,116,600) (g)..............       4.77             01/11/08           10,000,000
   10,000  Deutsche Bank Securities LLC
             (dated 12/13/07; proceeds
             $10,073,333) (g)..............       4.40             02/11/08           10,000,000
                                                                                    ------------
           Total Repurchase Agreements (Cost $332,650,000).......................    332,650,000
                                                                                    ------------
           U.S. Government Agencies - Debenture Bonds (12.4%)
    6,055  Federal Farm Credit Banks.......    4.62 - 5.12    01/28/08 - 10/16/08      6,053,927
  222,315  Federal Home Loan Banks.........    4.18 - 5.19    01/15/08 - 12/12/08    222,304,316
                                                                                    ------------




     Total U.S. Government Agencies - Debenture Bonds (Cost
     $228,358,243).................................................      228,358,243
                                                                      --------------
     Total Investments (Cost $1,842,889,834) (h)...........    99.7%   1,842,889,834

     Other Assets in Excess of Liabilities.................     0.3        6,071,033
                                                              -----   --------------
     Net Assets............................................   100.0%  $1,848,960,867
                                                              =====   ==============





                        See Notes to Financial Statements

Active Assets Institutional Government Securities Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED) continued


----------

 +   Rate shown is the rate in effect at December 31, 2007.
 *   Date of next interest rate reset.
(a)  Collateralized by Federal National Mortgage Assoc. 6.00% due
     10/01/37 valued at $206,703,001.
(b)  Collateralized by Federal National Mortgage Assoc. 6.00% due
     11/01/37 - 12/01/37 valued at $30,600,001.
(c)  Collateralized by Federal National Mortgage Assoc. 6.00% due
     11/01/37 valued at $20,400,001.
(d)  Collateralized by Federal National Mortgage Assoc. 6.00% due
     11/01/37 valued at $20,400,001.
(e)  Collateralized by Federal National Mortgage Assoc. 6.00% due
     11/01/37 valued at $20,400,001.
(f)  Collateralized by Freddie Mac 6.00% due 01/12/22 valued at
     $10,200,358.
(g)  Collateralized by Freddie Mac 5.00% - 6.50% due 11/01/35 - 11/01/37
     valued at $30,600,000.
(h)  Cost is the same for federal income tax purposes.




                        See Notes to Financial Statements

Active Assets Institutional Government Securities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2007 (unaudited)


Assets:
Investments in securities, at value
  (cost $1,842,889,834) (including repurchase agreements of
  $332,650,000)...............................................  $1,842,889,834
Cash..........................................................         644,857
Interest receivable...........................................       6,045,591
Prepaid expenses and other assets.............................          66,752
                                                                --------------
  Total Assets...............................................    1,849,647,034
                                                                --------------
Liabilities:
Payable for:
  Dividends to shareholders..................................          405,527
  Investment advisory fee....................................          123,053
  Administration fee.........................................           61,527
Accrued expenses and other payables...........................          96,060
                                                                --------------
  Total Liabilities..........................................          686,167
                                                                --------------
  Net Assets.................................................   $1,848,960,867
                                                                ==============
Composition of Net Assets:
Paid-in-capital...............................................  $1,848,964,695
Accumulated undistributed net investment income...............           6,718
Net realized loss.............................................         (10,546)
                                                                --------------
  Net Assets.................................................   $1,848,960,867
                                                                ==============
Net Asset Value Per Share
1,848,978,045 shares outstanding (unlimited shares authorized
  of $.01 par value)..........................................           $1.00
                                                                         =====





                        See Notes to Financial Statements

Active Assets Institutional Government Securities Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended December 31, 2007 (unaudited)


Net Investment Income:
Interest Income.................................................  $32,215,441
                                                                  -----------
Expenses
Investment advisory fee.........................................      637,075
Administration fee..............................................      318,538
Registration fees...............................................       75,986
Professional fees...............................................       37,734
Custodian fees..................................................       34,302
Shareholder reports and notices.................................       19,437
Trustees' fees and expenses.....................................        5,695
Transfer agent fees and expenses................................        1,508
Other...........................................................       32,455
                                                                  -----------
  Total Expenses...............................................     1,162,730
Less: expense offset............................................          (10)
                                                                  -----------
  Net Expenses.................................................     1,162,720
                                                                  -----------
  Net Investment Income........................................    31,052,721
  Net Realized Loss............................................       (10,546)
                                                                  -----------
Net Increase....................................................  $31,042,175
                                                                  ===========





                        See Notes to Financial Statements

Active Assets Institutional Government Securities Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                       FOR THE SIX       FOR THE YEAR
                                                       MONTHS ENDED          ENDED
                                                    DECEMBER 31, 2007    JUNE 30, 2007
                                                    -----------------   --------------
                                                       (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.............................    $   31,052,721    $   43,298,608
Net realized loss.................................           (10,546)         --
                                                      --------------    --------------
  Net Increase...................................         31,042,175        43,298,608
Dividends to shareholders from net investment
  income..........................................       (31,059,353)      (43,298,608)
Net increase from transactions in shares of
  beneficial interest.............................       771,134,534       409,679,955
                                                      --------------    --------------
  Net Increase...................................        771,117,356       409,679,955
Net Assets:
Beginning of period...............................     1,077,843,511       668,163,556
                                                      --------------    --------------
End of Period
(Including accumulated undistributed net
investment income of  $6,718 and $13,350,
respectively).....................................    $1,848,960,867    $1,077,843,511
                                                      ==============    ==============





                        See Notes to Financial Statements

Active Assets Institutional Government Securities Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2007 (UNAUDITED)

1. Organization and Accounting Policies
Active Assets Institutional Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on January 18, 2002 and commenced operations on November 4, 2002.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act .

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and New York. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

Active Assets Institutional Government Securities Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.10% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Investment Adviser and Administrator have agreed to assume the Fund's operating expenses (except for brokerage fees) through June 30, 2008, to the extent that such expenses exceed on an annualized basis, 0.20% of the average daily net assets.

3. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2007, aggregated $60,575,951,129 and $59,813,265,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Active Assets Institutional Government Securities Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

4. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                      FOR THE SIX       FOR THE YEAR
                                                      MONTHS ENDED          ENDED
                                                   DECEMBER 31, 2007    JUNE 30, 2007
                                                   -----------------   --------------
                                                      (unaudited)
Shares sold......................................     5,015,855,472     3,748,729,942
Shares issued in reinvestment of dividends.......        30,875,352        43,059,829
                                                     --------------    --------------
                                                      5,046,730,824     3,791,789,771
Shares redeemed..................................    (4,275,596,290)   (3,382,109,816)
                                                     --------------    --------------
Net increase in shares outstanding...............       771,134,534       409,679,955
                                                     ==============    ==============




6. Accounting Pronouncement
In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Active Assets Institutional Government Securities Trust
FINANCIAL HIGHLIGHTS



Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                      FOR THE SIX                      FOR THE YEAR ENDED JUNE 30,
                                                      MONTHS ENDED        ----------------------------------------------------
                                                   DECEMBER 31, 2007         2007           2006          2005          2004
                                                   -----------------      ----------      --------      --------      --------
                                                      (unaudited)
Selected Per Share Data:

Net asset value, beginning of period.........              $ 1.00             $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                           ------             ------        ------        ------        ------

Net income from investment operations........               0.025              0.051         0.041         0.021         0.010

Less dividends from net investment income....              (0.025)            (0.051)       (0.041)       (0.021)       (0.010)+
                                                          -------            -------       -------       -------       -------

Net asset value, end of period...............              $ 1.00             $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                           ======             ======        ======        ======        ======

Total Return.................................                2.49%(1)           5.22%         4.15%         2.12%         0.97%

Ratios to Average Net Assets:
Total expenses (before expense offset).......                0.18%(2)           0.19%         0.15%(3)      0.10%(3)      0.09%(3)

Net investment income........................                4.87%(2)           5.10%         4.11%(3)      2.15%(3)      0.96%(3)

Supplemental Data:
Net assets, end of period, in thousands......          $1,848,961         $1,077,844      $668,164      $473,818      $385,845
                                                     FOR THE PERIOD
                                                   NOVEMBER 4, 2002*
                                                        THROUGH
                                                     JUNE 30, 2003
                                                   -----------------
Selected Per Share Data:

Net asset value, beginning of period.........             $ 1.00
                                                          ------

Net income from investment operations........              0.008

Less dividends from net investment income....             (0.008)
                                                         -------

Net asset value, end of period...............             $ 1.00
                                                          ======

Total Return.................................               0.82%(1)

Ratios to Average Net Assets:
Total expenses (before expense offset).......               0.03%(2)(3)

Net investment income........................               1.17%(2)(3)

Supplemental Data:
Net assets, end of period, in thousands......           $155,363



----------

 *   Commencement of operations.
 +   Includes capital gain distribution of less than $0.001.
(1)  Not annualized.
(2)  Annualized.
(3)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:



                   EXPENSE      NET INVESTMENT
PERIOD ENDED:       RATIO        INCOME RATIO
-------------      -------      --------------
June 30, 2006        0.20%           4.06%
June 30, 2005        0.20            2.05
June 30, 2004        0.21            0.84
June 30, 2003        0.47            0.73




                        See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.


(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]


MORGAN STANLEY FUNDS

Active Assets
Institutional
Government
Securities Trust


Semiannual Report
December 31, 2007



AISSAN
IU08-00804P-Y12/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Government Securities Trust


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 15, 2008


                                       3